UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
26	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General Municipal
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Municipal Money Market Fund, covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration.While yields of longer term bonds climbed in response to these developments, yields of money market instruments remained anchored by the Fed’s historically low target for the overnight federal funds rate.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, General Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.00% and 0.00%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

Yields of tax-exempt money market instruments stayed near historical lows throughout the reporting period, as short-term interest rates remained anchored by an overnight federal funds rate between 0% and 0.25% despite evidence of more robust economic growth.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Gradual Economic Recovery Continues

Despite occasional bouts of heightened volatility, the reporting period saw a generally improving economic environment, as U.S. GDP growth increased from a 0.4% annualized rate during the fourth quarter of 2012 to 2.4% over the first quarter of 2013. In addition, the unemployment rate declined to 7.6% by the end of May, and housing markets exhibited long-awaited signs of recovery, including rebounding home prices.

Despite these positive developments, the Federal Reserve Board (the “Fed”) indicated that rates are likely to stay low at least until the unemployment rate reaches 6.5%. In this environment, demand from individual investors has focused on higher yielding securities in the longer term municipal bond market. Demand for securities issued by municipalities also remained strong among nontraditional buyers, such as separately managed accounts and intermediate bond funds, due to attractive tax-exempt yields compared to taxable securities and narrow yield differences across the zero- to three-year maturity spectrum. Nonetheless, yields on high-quality, one-year municipal notes remained near historical lows over the reporting period, and increased investor demand for variable rate demand notes has kept yields of shorter term securities steady.

Municipal credit quality continued to improve over the reporting period as most states and many local governments recovered gradually from the recession.

Credit Selection Remains Paramount

Most tax-exempt money market funds have maintained relatively short weighted average maturities compared to historical averages. Due to narrow yield differences along the money market’s maturity spectrum, as well as ongoing regulatory uncer-

tainty, it has made little sense for fund managers to extend weighted average maturities. The fund was no exception to these considerations, and we maintained its weighted average maturity in a range that was consistent with industry averages.

Moreover, careful and well-researched credit selection has remained paramount.As we have for some time, we continued to favor state general obligation bonds; essential service revenue bonds backed by revenues from water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.We generally continued to shy away from instruments issued by localities that depend heavily on state aid.

Low Rates Likely to Persist

We are cautiously optimistic regarding U.S. economic prospects as the United States and overseas markets continue to recover gradually from recession and various financial crises. While the Fed has indicated that it may begin to taper off its ongoing, open-ended quantitative easing program later this year, it also has made clear that short-term interest rates are likely to remain low for some time to come. Consequently, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 17, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields for Class A and Class B would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class B
Expenses paid per $1,000†	$.90	$.95
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class B
Expenses paid per $1,000†	$.91	$.96
Ending value (after expenses)	$1,024.03	$1,023.98

† Expenses are equal to the fund’s annualized expense ratio of .18% for Class A and .19% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—103.7%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—3.9%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.06	6/3/13	11,000,000	[a]	11,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC;
JPMorgan Chase Bank)	0.20	6/7/13	20,000,000	[a]	20,000,000
Arizona—2.2%
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.13	6/7/13	7,600,000	[a]	7,600,000
Phoenix Civic Improvement
Corporation, Water System
Revenue, CP (LOC; Royal
Bank of Canada)	0.16	7/15/13	10,000,000		10,000,000
California—1.0%
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.20	6/7/13	5,445,000	[a]	5,445,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.19	6/7/13	2,700,000	[a]	2,700,000
Colorado—6.5%
Branch Banking and Trust Co.
Municipal Trust (Series 2027)
(City and County of Denver,
Airport System Revenue)
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.15	6/7/13	10,125,000	[a,b,c]	10,125,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; FHLB)	0.13	6/7/13	12,500,000	[a]	12,500,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.19	6/7/13	4,000,000	[a,b,c]	4,000,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.15	6/7/13	15,000,000	[a,b,c]	15,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.12	6/7/13	9,765,000	[a]	9,765,000
District of Columbia—.7%
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.18	6/7/13	5,695,000	[a]	5,695,000
Florida—6.6%
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health System)	0.17	9/16/13	10,000,000		10,000,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean
Key Apartments Project)
(LOC; FNMA)	0.15	6/7/13	10,065,000	[a]	10,065,000
Hillsborough County,
Capital Improvement Program
Revenue, CP (LOC; State Street
Bank and Trust Co.)	0.16	6/20/13	5,110,000		5,110,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.19	6/11/13	14,830,000		14,830,000
Liberty County,
IDR (Georgia-Pacific
Corporation Project) (LOC;
Bank of Nova Scotia)	0.13	6/7/13	9,000,000	[a]	9,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.19	10/18/13	2,500,000		2,500,000
Georgia—1.9%
Monroe County Development
Authority, PCR (Oglethorpe
Power Corporation Scherer
Project) (LOC; Bank of Montreal)	0.13	6/7/13	15,000,000	[a]	15,000,000
Illinois—.3%
City of Elgin, Kane and Cook
Counties, GO Notes, Refunding	1.00	12/15/13	2,205,000		2,214,136
Indiana—3.6%
Indiana Finance Authority,
IDR (Midwest Fertilizer
Corporation Project)	0.20	7/1/13	12,000,000		12,000,000
Saint Joseph County,
Educational Facilities Revenue
(University of Notre Dame Du
Lac Project) (Liquidity Facility;
Northern Trust Company)	0.11	6/7/13	16,600,000	[a]	16,600,000
Kentucky—.3%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	10/1/13	2,500,000		2,505,670
Louisiana—2.4%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.27	6/7/13	10,000,000	[a]	10,000,000
Ascension Parish,
Revenue, CP	0.35	7/24/13	5,000,000		5,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.06	6/3/13	3,000,000	[a]	3,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.23	6/7/13	1,000,000	[a]	1,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland—5.6%
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Trust)	0.22	6/7/13	3,365,000	[a]	3,365,000
Maryland Stadium Authority,
Sports Facilities LR,
Refunding (Football Stadium
Issue) (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.10	6/7/13	16,900,000	[a]	16,900,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.17	6/11/13	10,000,000		10,000,000
Montgomery County,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.18	6/19/13	13,450,000		13,450,000
Massachusetts—1.0%
Adams-Cheshire Regional School
District, GO Notes, BAN	1.25	8/28/13	5,000,000		5,010,261
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC;
Bank of America)	0.30	6/7/13	2,925,000	[a]	2,925,000
Michigan—1.7%
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project) (LOC;
Comerica Bank)	0.22	6/7/13	6,940,000	[a]	6,940,000
Oakland County Economic
Development Corporation, LOR
(Three M Tool and Machine, Inc.
Project) (LOC; Comerica Bank)	0.22	6/7/13	6,400,000	[a]	6,400,000
Minnesota—1.3%
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; U.S Bank NA)	0.19	7/10/13	10,000,000		10,000,000
Mississippi—3.0%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron
U.S.A. Inc. Project)	0.06	6/3/13	20,900,000	[a]	20,900,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Mississippi (continued)
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron
U.S.A. Inc. Project)	0.06	6/3/13	3,000,000	[a]	3,000,000
Missouri—2.6%
Platte County Industrial
Development Authority, IDR
(Complete Home Concepts
Project) (LOC; U.S. Bank NA)	0.14	6/7/13	6,800,000	[a]	6,800,000
RBC Municipal Products Inc. Trust
(Series E-40) (Missouri Health
and Educational Facilities
Authority, Health Facilities
Revenue (Saint Luke’s Health
System, Inc.)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.12	6/7/13	10,000,000	[a,b,c]	10,000,000
Saint Louis Industrial
Development Authority,
MFHR (Minerva Place
Apartments) (LOC; FHLMC)	0.12	6/7/13	3,750,000	[a]	3,750,000
Nebraska—.4%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.13	6/7/13	3,000,000	[a]	3,000,000
Nevada—4.1%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/13	15,000,000		15,019,409
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	3,160,000		3,211,982
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Royal
Bank of Canada)	0.12	6/7/13	8,105,000	[a]	8,105,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; State
Street Bank and Trust Co.)	0.13	6/7/13	6,000,000	[a]	6,000,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Hampshire—3.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens NA)	0.19	6/7/13	6,850,000	[a]	6,850,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue)	0.07	6/3/13	4,000,000	[a]	4,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.07	6/3/13	16,000,000	[a]	16,000,000
New York—9.1%
Amsterdam Enlarged
City School District,
GO Notes, BAN	1.25	6/28/13	7,100,000		7,103,130
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.17	6/7/13	6,095,000	[a]	6,095,000
Erie County Fiscal Stability
Authority, Revenue, BAN	1.00	7/31/13	14,000,000		14,017,029
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Royal
Bank of Canada)	0.15	6/12/13	5,000,000		5,000,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC—
Robert Weslayan College
Project) (LOC; M&T Trust)	0.18	6/7/13	2,600,000	[a]	2,600,000
Nassau County Industrial
Development Agency, IDR (The
Jade Corporation Project)
(LOC; M&T Trust)	0.20	6/7/13	4,060,000	[a]	4,060,000
New York State Housing Finance
Agency, Housing Revenue
(25 Washington Street)
(LOC; M&T Trust)	0.16	6/7/13	6,000,000	[a]	6,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Bank of America)	0.15	6/7/13	10,000,000	[a]	10,000,000
Riverhead Industrial Development
Agency, Civic Facility Revenue
(Central Suffolk Hospital
Project) (LOC; M&T Trust)	0.15	6/7/13	7,200,000	[a]	7,200,000
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union Graduate College
Project) (LOC; M&T Trust)	0.17	6/7/13	5,235,000	[a]	5,235,000
Seaford Union Free School
District, GO Notes, TAN	1.25	6/20/13	2,500,000		2,500,970
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.09	6/3/13	1,000,000	[a]	1,000,000
North Carolina—1.3%
Charlotte,
COP, Refunding (Governmental
Facilities Project) (Liquidity
Facility; Wells Fargo Bank)	0.11	6/7/13	10,000,000	[a]	10,000,000
Ohio—3.0%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
GO Notes, Refunding	0.75	10/15/13	7,000,000		7,011,653
Ohio Higher Educational Facility
Commission, Revenue, CP (Case
Western Reserve) (Liquidity
Facility; JPMorgan Chase Bank)	0.20	8/1/13	10,000,000		10,000,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC;
JPMorgan Chase Bank)	0.20	6/7/13	270,000	[a]	270,000
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	6,100,000		6,109,333

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—5.6%
Berks County Industrial
Development Authority, Revenue
(KTB Real Estate Partnership
Project) (LOC; M&T Trust)	0.33	6/7/13	1,200,000	[a]	1,200,000
Chester County Health and
Education Facilities
Authority, Mortgage Revenue
(Tel Hai Obligated Group
Project) (LOC; M&T Trust)	0.15	6/7/13	10,000,000	[a]	10,000,000
Deutsche Bank Spears/Lifers
Trust (Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.22	6/7/13	15,000,000	[a,b,c]	15,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.17	6/7/13	5,300,000	[a]	5,300,000
Jackson Township Industrial
Development Authority, Revenue
(Everlast Roofing, Inc.
Project) (LOC; M&T Trust)	0.32	6/7/13	3,055,000	[a]	3,055,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wells Fargo Bank)	0.33	6/7/13	725,000	[a]	725,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project)
(LOC; Bank of America)	0.26	6/7/13	9,000,000	[a]	9,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee—7.5%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.15	6/7/13	15,025,000	[a]	15,025,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking
and Trust Co.)	0.15	6/7/13	9,610,000	[a]	9,610,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of America)	0.17	6/3/13	9,100,000	[a]	9,100,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee
Municipal Bond Fund)
(LOC; Bank of America)	0.17	6/7/13	6,210,000	[a]	6,210,000
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.15	6/7/13	2,000,000	[a]	2,000,000
Memphis,
CP (Liquidity Facility; Mizuho
Corporate Bank Ltd.)	0.18	7/11/13	5,000,000		5,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue	4.00	6/1/13	1,050,000		1,050,204
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.17	6/7/13	10,000,000	[a]	10,000,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas—15.2%
Deutsche Bank Spears/Lifers Trust
(Series DBE-626) (North Texas
Tollway Authority, First Tier
System Revenue, Refunding)
(Liquidity Facility; Deutsche Bank
AG and LOC; Deutsche Bank AG)	0.13	6/7/13	15,390,000	[a,b,c]	15,390,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1003) (Texas
Department of Housing and
Community Affairs, MFHR
(East Tex Pines Apartments))
(Liquidity Facility; Deutsche Bank
AG and LOC; Deutsche Bank AG)	0.25	6/7/13	9,850,000	[a,b,c]	9,850,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.23	6/12/13	10,000,000		10,000,000
Gulf Coast Waste Disposal
Authority, Environmental
Facilities Revenue (Air
Products Project)	0.11	6/7/13	4,000,000	[a]	4,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/25/13	14,700,000		14,700,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/25/13	1,700,000		1,700,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
Transportation Services
Corporation) (Liquidity
Facility; JPMorgan Chase Bank)	0.17	9/9/13	5,000,000		5,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.35	7/24/13	5,000,000		5,000,000
San Antonio,
Electric and Gas Systems
Junior Lien Revenue (Liquidity
Facility; Royal Bank of Canada)	0.13	6/7/13	8,500,000	[a]	8,500,000
Tarrant County Health Facilities
Development Corporation, HR
(Cook Children’s Medical
Center Project)	0.10	6/7/13	5,000,000	[a]	5,000,000
Texas,
TRAN	2.50	8/30/13	21,000,000		21,118,747
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA
and LOC; FNMA)	0.19	6/7/13	4,815,000	[a]	4,815,000
Texas Transportation Commission,
GO Notes (Mobility Fund) (Liquidity
Facility; Royal Bank of Canada)	0.13	6/7/13	13,720,000	[a]	13,720,000
Utah—1.1%
Utah County,
HR (Intermountain Health Care
Health Services, Inc.) (Liquidity
Facility; U.S. Bank NA)	0.13	6/7/13	8,350,000	[a]	8,350,000
Virginia—5.5%
University of Virginia,
University Revenue, CP	0.15	6/19/13	12,000,000		12,000,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Liquidity Facility;
Wells Fargo Bank)	0.08	6/3/13	4,035,000	[a]	4,035,000
Virginia Commonwealth University
Health System Authority,
General Revenue (LOC; Wells
Fargo Bank)	0.07	6/3/13	26,955,000	[a]	26,955,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin—2.5%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.18	6/10/13	8,000,000	8,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.18	7/9/13	5,000,000	5,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	8/6/13	7,000,000	7,000,000
U.S. Related—.4%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11996X) (Liquidity Facility;
Citibank NA)	0.14	6/7/13	3,000,000 [a,b,c]	3,000,000

Total Investments (cost $813,892,524)			103.7%	813,892,524

Liabilities, Less Cash and Receivables			(3.7%)	(28,929,675)

Net Assets			100.0%	784,962,849

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2013, these securities amounted to $82,365,000 or 10.5% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	85.5
F2			VMIG2,MIG2,P2		SP2,A2	5.7
AAA,AA,Ad			Aaa,Aa,Ad		AAA,AA,Ad	5.6
Not Rated[e]			Not Rated[e]		Not Rated[e]	3.2
						100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	813,892,524	813,892,524
Cash		199,851
Interest receivable		1,019,784
Prepaid expenses		84,892
		815,197,051
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		134,740
Payable for investment securities purchased		29,815,516
Payable for shares of Common Stock redeemed		225,720
Accrued expenses		58,226
		30,234,202
Net Assets ($)		784,962,849
Composition of Net Assets ($):
Paid-in capital		784,965,312
Accumulated net realized gain (loss) on investments		(2,463)
Net Assets ($)		784,962,849

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	50,946,788	734,016,061
Shares Outstanding	50,965,906	734,283,466
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	803,188
Expenses:
Management fee—Note 2(a)	2,085,570
Shareholder servicing costs—Note 1 and Note 2(c)	1,178,133
Distribution and prospectus fees—Note 2(b)	789,181
Registration fees	45,555
Professional fees	36,280
Custodian fees—Note 2(c)	35,571
Directors’ fees and expenses—Note 2(d)	23,471
Prospectus and shareholders’ reports	12,104
Miscellaneous	24,680
Total Expenses	4,230,545
Less—reduction in expenses due to undertaking—Note 2(a)	(3,427,485)
Less—reduction in fees due to earnings credits—Note 2(c)	(20)
Net Expenses	803,040
Investment Income—Net, representing net increase
in net assets resulting from operations	148

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Operations ($):
Investment income—net	148	282
Net realized gain (loss) on investments	—	605
Net Increase (Decrease) in Net Assets
Resulting from Operations	148	887
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(8)	(22)
Class B Shares	(140)	(260)
Total Dividends	(148)	(282)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	88,784,335	187,272,070
Class B Shares	832,406,792	1,379,852,530
Dividends reinvested:
Class A Shares	8	15
Class B Shares	137	260
Cost of shares redeemed:
Class A Shares	(113,360,999)	(168,601,684)
Class B Shares	(884,485,066)	(1,244,702,573)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(76,654,793)	153,820,618
Total Increase (Decrease) in Net Assets	(76,654,793)	153,821,223
Net Assets ($):
Beginning of Period	861,617,642	707,796,419
End of Period	784,962,849	861,617,642

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2013				Year Ended November 30,
Class A Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.004	.022
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)	[a]	(.000)	[a]	(.000)[a]		(.004)	(.022)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.37	2.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	[c]	.63		.63		.61		.62	.59
Ratio of net expenses
to average net assets	.18	[c]	.22		.27		.37		.59	.58
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.37	2.12
Net Assets, end of period
($ x 1,000)	50,947		75,520		56,850		64,035		138,454	151,633

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

Six Months Ended
	May 31, 2013				Year Ended November 30,
Class B Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001	.018
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)	[a]	(.000)	[a]	(.000)[a]		(.001)	(.018)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.07	1.80
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	[c]	1.05		1.05		1.05		1.08	1.05
Ratio of net expenses
to average net assets	.19	[c]	.22		.27		.37		.90	.99
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.08	1.77
Net Assets, end of period
($ x 1,000)	734,016		786,097		650,946		614,467		661,738	773,940

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is the sole diversified series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) with an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2013, sub-accounting service fees amounted to $192,746 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierar-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

chy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	813,892,524
Level 3—Significant Unobservable Inputs	—
Total	813,892,524

†	See Statement of Investments for additional detailed categorizations.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $2,463 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2012. If not applied, the carryover expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was all tax-exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2013, there was no reduction in expenses pursuant to the Agreement.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $135,032 for Class A and $3,292,453 for Class B shares during the period ended May 31, 2013.

(b) Under the Distribution Plan with respect to Class B adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2013, Class B shares were charged $789,181, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2013, Class A shares were charged $14,721 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to its services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2013, Class B shares were charged $963,731 pursuant to the Class B Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $5,771 for transfer agency services and $118 for cash management services. Cash management fees were partially offset by earnings credits of $20.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $35,571 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides Shareholder redemption draft processing

Services. During the period ended May 31, 2013, the fund was charged $102 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $333,505, Distribution Plan fees $124,477, Shareholder Services Plan fees $188,715, custodian fees $17,047, Chief Compliance Officer fees $3,830 and transfer agency fees $1,424, which are offset against an expense reimbursement currently in effect in the amount of $534,258.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2013, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $416,010,000 and $151,355,000, respectively.

The Fund 33

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)